Revenue (Tables)	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue	The disaggregated revenues by course plans were as follows:

	For the years ended December 31,
	2019	2020	2021
Prepaid standard courses	997,794	924,695	551,836
Prepaid multiple course packages	13,139	44,876	115,356
Other courses	12,280	3,057	17,736

Net revenues	1,023,213	972,628	684,928